Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation
Schedule of share-based compensation

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$
Sales and marketing expenses	(17)	(149)	(117)
Product development expenses	(149)	(179)	(118)
General and administrative expenses	(546)	(582)	(699)
Total	(712)	(910)	(934)

Schedule of valuation of stock options using Binomial option pricing model to estimate fair value

For the year ended December 31,
	2022	2023	2024
Stock options:
Contractual term (in years)	—	—	10.01-10.01
Expected volatility	—	—	47.3%-60.2%
Exercise multiple	—	—	2.2-2.8
Expected dividend yield	—	—	—
Risk-free interest rate (per annum)	—	—	1.5%-2.6%
Expected forfeiture rate (post-vesting)	—	—	—

Schedule of option activities

			Weighted
		Weighted	Average
		Average	Remaining		Weighted Average
	Options	Exercise	Contractual	Aggregate Intrinsic	Grant Date Fair
	Outstanding	Price	Life	Value	Value
		US$	(In years)	US$	US$
December 31, 2022	10,377,400	0.1334	2.71	(295)	0.4001
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Expired	—	—	—	—	—
Forfeited or cancelled	(1,175,325)	0.3330	—	—	0.5122
December 31, 2023	9,202,075	0.1080	2.45	238	0.3858
Granted	561,600	0.0167	—	—	0.0532
Exercised	(807,000)	0.1455	—	—	0.5697
Expired	—	—	—	—	—
Forfeited or cancelled	(39,500)	0.2552	—	—	0.3462
December 31, 2024	8,917,175	0.0982	1.73	2,171	0.3484
Vested and expected to vest as of December 31, 2024	8,916,554	0.1234	0.60	1,946	0.3850
Exercisable as of December 31, 2024	8,904,615	0.1233	0.60	1,945	0.3850

Summary of the restricted share units' activities

	Number of	Weighted Average
	RSUs	Grant Date Fair Value
		US$
December 31, 2022	7,604,919	0.14
Granted	9,188,420	0.14
Vested	(5,484,000)	0.14
Forfeited	(91,486)	0.11
December 31, 2023	11,217,853	0.14
Granted	5,459,920	0.15
Vested	(6,687,180)	0.14
Forfeited	(967,474)	0.13
December 31, 2024	9,023,119	0.14